Average Annual Total Returns - StrategicAdvisersFidelityUSTotalStockFund-PRO - StrategicAdvisersFidelityUSTotalStockFund-PRO - Strategic Advisers Fidelity U.S. Total Stock Fund	Jul. 30, 2024
Strategic Advisers Fidelity U.S. Total Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.72%
Past 5 years	15.66%
Since Inception	11.36%	[1]
Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	26.01%
Past 5 years	14.41%
Since Inception	10.18%	[1]
Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.26%
Past 5 years	12.40%
Since Inception	8.84%	[1]
WA006
Average Annual Return:
Past 1 year	26.06%
Past 5 years	15.05%
Since Inception	11.41%

[1]	A From March 20, 2018 .